Dividends (Tables)	6 Months Ended
Jun. 30, 2024
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2024		30 Jun 2023
	Per share	Total	Per share	Total
	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– second interim dividend	—	—	0.23	4,590
– fourth interim dividend	0.31	5,872	—	—
In respect of current year:
– first interim dividend	0.10	1,877	0.10	2,001
– special dividend	0.21	3,942	—	—
Total	0.62	11,691	0.33	6,591
Total coupons on capital securities classified as equity		526		542
Dividends to shareholders		12,217		7,133